Certain Balance Sheet Components Summary of the Allowance for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Allowance for Doubtful Accounts Activity [Line Items]
Beginning balance	$ 9,045	$ 6,339
Provision (release) of doubtful accounts, net	(71)	3,357
Accounts written-off	(2,599)	(456)
Effects of change In exchange rates	(326)	(195)
Ending balance	$ 6,049	$ 9,045